CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
10% Increase in Equity Prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	$ 1,709
10% Decrease in Equity Prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	$ (1,709)